Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade And Other Payables Tables
Schedule of trade and other payables

	2017	2016	2015
Current	£’000	£’000	£'000

Trade payables	2,271	3,268	2,285
Other payables	1,141	1,166	35
Accruals	3,090	2,003	3,101

Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	6,502	6,437	5,421

Tax and social security	359	670	183
Deferred revenue	1,141	1,300	1,480

Total trade and other payables	8,002	8,407	7,084